Share-Based Compensation - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		2 Months Ended	12 Months Ended
	May 26, 2022	Jun. 30, 2022	Jun. 30, 2022	May 26, 2022	Dec. 31, 2022	Dec. 31, 2021
Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 50,026			$ 0
Phantom Equity Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	4,339			0
Settlement of phantom equity rights	$ 7,250			$ 7,250
Phantom equity rights replaced with restricted stock units	3,887,750
Phantom Equity Rights | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards vesting period		1 year			1 year
Phantom Equity Rights | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards vesting period			2 years		2 years
2022 Equity Incentive Plan | RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense					$ 26,647
Unrecognized compensation expense					$ 3,688
Unrecognized compensation expense, expected to be recognized, weighted-average remaining vesting period					1 year
2022 Equity Incentive Plan | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense					$ 1,168
Unrecognized compensation expense					$ 10,156
Unrecognized compensation expense, expected to be recognized, weighted-average remaining vesting period					3 years 4 months 24 days
Class V Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting of incentive units, shares	6,356,178					987,275